Equity - Other comprehensive income (Details) - COP ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Equity
Financial instruments measured at fair value	$ (6,989,385)	$ 5,793,269
Other comprehensive income
Equity
Foreign currency translation	18,368,510		$ 28,816,983
Hedges of a net investment in a foreign operation	(4,980,418)		(9,219,271)
Gains and loss on defined benefit obligation	(679,915)		(1,331,361)
Cash flow hedging - Future crude oil exports	(194,018)		(2,473,999)
Cash flow hedging - Derivative financial instruments	97,427		1,290
Financial instruments measured at fair value	1,373		3,077
Other comprehensive income attributable to owners of parent	$ 12,612,959		$ 15,796,719